Income Taxes (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of effective income tax rate reconciliation [Abstract]
Income tax at U.S. Federal statutory income tax rate (in Dollars)	$ (27,736)	$ (10,441)
Income tax at U.S. Federal statutory income tax rate	21.00%	21.00%
State and local taxes, net of Federal income tax benefit (in Dollars)	$ (1,744)	$ (1,371)
State and local taxes, net of Federal income tax benefit	1.30%	2.80%
Valuation allowance (in Dollars)	$ 13,905	$ 11,028
Valuation allowance	(10.50%)	(22.20%)
Change in fair value of embedded derivative liability (in Dollars)	$ 16,484
Change in fair value of embedded derivative liability	(12.40%)	0.00%
Nondeductible expenses (in Dollars)	$ 730	$ 940
Nondeductible expenses	(0.50%)	(2.00%)
Taxes of foreign operations at rates different than U.S. Federal statutory income tax rate (in Dollars)	$ 1,932	$ 1,435
Taxes of foreign operations at rates different than U.S. Federal statutory income tax rate	(1.40%)	(2.90%)
Other (in Dollars)	$ (1,137)	$ 251
Other	0.70%	(0.50%)
Total (in Dollars)	$ 2,434	$ 1,842
Total	(1.80%)	(3.80%)